Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 678,103,025.00
Total Fee Amount	93,646.03
Total Offset Amount	0.00
Net Fee	$ 93,646.03
Offering Table N/A
Offset Table N/A	N/A